Other financial assets (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Other financial assets
Accrued interest receivable	$ 720	$ 905
Securities sold not delivered	3,542	2,358
Trade debtors	574	992
Interbank lending	592	299
Clearing and settlement balances	564	630
Accrued fees and commissions	264	170
Other	138	120
Total other financial assets	6,394	5,474
Parent Entity
Other financial assets
Accrued interest receivable	624	797
Securities sold not delivered	3,542	2,352
Trade debtors	397	502
Interbank lending	73	295
Clearing and settlement balances	524	558
Accrued fees and commissions	187	117
Other	139	124
Total other financial assets	$ 5,486	$ 4,745